Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

March 31, 2021

VIPFLI-I-QTLY-0521
1.830289.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	3,176	$148,175
VIP Equity-Income Portfolio Investor Class (a)	6,117	153,535
VIP Growth & Income Portfolio Investor Class (a)	7,294	175,423
VIP Growth Portfolio Investor Class (a)	1,626	151,817
VIP Mid Cap Portfolio Investor Class (a)	1,009	42,929
VIP Value Portfolio Investor Class (a)	6,189	112,571
VIP Value Strategies Portfolio Investor Class (a)	3,512	55,102
TOTAL DOMESTIC EQUITY FUNDS
(Cost $528,473)		839,552

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Investor Class (a)	65,474	960,505
VIP Overseas Portfolio Investor Class (a)	24,522	639,526
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,104,046)		1,600,031

Bond Funds - 57.4%
Fidelity Inflation-Protected Bond Index Fund (a)	133,994	1,456,518
Fidelity Long-Term Treasury Bond Index Fund (a)	22,052	302,996
VIP High Income Portfolio Investor Class (a)	46,370	243,442
VIP Investment Grade Bond Portfolio Investor Class (a)	370,713	4,974,962
TOTAL BOND FUNDS
(Cost $6,510,119)		6,977,918

Short-Term Funds - 22.5%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,733,521)	2,733,521	2,733,521
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,876,159)		12,151,022
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$12,151,020

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,508,624	$33,492	$62,735	$54	$(79)	$(22,784)	$1,456,518
Fidelity Long-Term Treasury Bond Index Fund	289,244	64,808	6,508	1,524	(402)	(44,146)	302,996
VIP Contrafund Portfolio Investor Class	151,975	16,934	16,316	7,354	225	(4,643)	148,175
VIP Emerging Markets Portfolio Investor Class	988,235	63,843	94,512	38,537	16,742	(13,803)	960,505
VIP Equity-Income Portfolio Investor Class	160,339	14,283	29,742	5,398	3,505	5,150	153,535
VIP Government Money Market Portfolio Investor Class 0.01%	2,848,387	10,408	125,274	67	--	--	2,733,521
VIP Growth & Income Portfolio Investor Class	182,701	15,955	37,324	5,620	5,933	8,158	175,423
VIP Growth Portfolio Investor Class	154,851	25,254	13,968	18,674	684	(15,004)	151,817
VIP High Income Portfolio Investor Class	250,467	2,501	8,568	2,071	(367)	(591)	243,442
VIP Investment Grade Bond Portfolio Investor Class	5,142,034	193,907	137,225	75,386	(2,353)	(221,401)	4,974,962
VIP Mid Cap Portfolio Investor Class	44,288	948	6,815	171	1,997	2,511	42,929
VIP Overseas Portfolio Investor Class	657,511	34,406	43,323	19,959	1,478	(10,546)	639,526
VIP Value Portfolio Investor Class	117,395	4,699	25,348	282	5,825	10,000	112,571
VIP Value Strategies Portfolio Investor Class	57,401	1,655	12,886	92	2,955	5,977	55,102
	12,553,452	483,093	620,544	175,189	36,143	(301,122)	12,151,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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